Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares [1]	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Net sales	$ 459,763	$ 23,410	$ 398,622	$ 310,849
Other operating revenues	693	35	885	740
Total revenues	460,456	23,445	399,507	311,589
Cost of goods sold	290,188	14,776	251,303	188,410
Gross profit	170,268	8,669	148,204	123,179
Administrative expenses	16,512	841	14,730	11,705
Selling expenses	111,456	5,674	95,547	76,375
Other income	34,741	1,769	1,157	423
Other expenses	33,959	1,729	5,909	2,741
Interest expense	11,124	566	9,646	7,777
Interest income	1,566	80	1,299	1,024
Foreign exchange gain (loss), net	4,956	252	1,131	(1,193)
Monetary position gain (loss), net	1,590	81	2,411	(36)
Market value (loss) gain on financial instruments	(204)	(10)	186	364
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	39,866	2,031	28,556	25,163
Income taxes	10,583	539	7,888	7,932
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	7,923	403	6,507	6,045
Consolidated net income	37,206	1,895	27,175	23,276
Attributable to:
Controlling interest	42,408	2,160	21,140	17,683
Non-controllinginterest	(5,202)	(265)	6,035	5,593
Consolidated net income	$ 37,206	$ 1,895	$ 27,175	$ 23,276
Series B shares [member]
Basic controlling interest net income:
Basic net controlling interest income | (per share)	$ 2.12	$ 0.11	$ 1.05	$ 0.88
Diluted controlling interest net income:
Diluted net controlling interest income | (per share)	2.11	0.11	1.05	0.88
Series D shares [member]
Basic controlling interest net income:
Basic net controlling interest income | (per share)	2.65	0.13	1.32	1.10
Diluted controlling interest net income:
Diluted net controlling interest income | (per share)	$ 2.64	$ 0.13	$ 1.32	$ 1.10

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3